EQUITY INCENTIVE PLANS (Narrative) (Details)		12 Months Ended
	Jun. 12, 2025 CAD ($) Share shares	Dec. 31, 2025 CAD ($) Share year $ / shares	Dec. 31, 2024 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted		The maximum stock option term is 10 years.
Maximum stock options authorized | Share		4,159,475
Stock options recognized in statement of loss and comprehensive loss | $		$ 916,749	$ 1,360,587
Stock options capitalized in exploration and evaluation assets | $		$ 123,245	$ 57,154
Stock options exercised | Share		1,768,333	2,750,000
Average share price | $ / shares		$ 1.67	$ 1.26
Number of stock options exercisable | Share		4,087,995
Weighted average exercisable price of stock options exercisable | $ / shares		$ 1.82
Weighted average remaining contractual life of exercisable stock options (years) | year		2.87
Number of stock options granted | Share		481,225	4,837,000
Maximum RSUs authorized | Share		4,749,295
Expense recognized for RSUs | $		$ 997,907	$ 751,312
RSU expense capitalized in exploration and evaluation assets | $		$ 495,404	104,188
Maximum DSUs authorised | Share		3,161,818
Expenses recognized for DSUs | $		$ 337,451	$ 341,241
Deferred share units settled | shares	197,444
Aggregate cash payment owing | $	$ 359,348
Cash proceeds receivable from concurrent option exercise | $	282,000
Net cash payment to holder | $	$ 77,348
Former Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercised | Share	200,000
Employees, Directors And Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted | Share		481,225	4,837,000